PROPERTY, EQUIPMENT AND SOFTWARE, NET	12 Months Ended
Dec. 31, 2015
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
6.	PROPERTY, EQUIPMENT AND SOFTWARE, NET

	December 31, 2014	December 31, 2015
Computer and transmission equipment	635	2,703
Furniture and office equipment	37	40
Leasehold improvements	157	154
Software	—	319
Total property, equipment and software	829	3,216
Accumulated depreciation and amortization	278	717
Property, equipment and software, net	551	2,499

Depreciation and amortization expense on property, equipment and software for the years ended December 31, 2013, 2014 and 2015 were $72, $185 and $579, respectively.